BUSINESS ACQUISITIONS - Pro Forma Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Nortech Packaging Acquisition
Disclosure of detailed information about business combination [line items]
Revenue		$ 16,424
Net loss		$ 1,332
Nuevopak Global Limited
Disclosure of detailed information about business combination [line items]
Revenue	$ 7,668
Net loss	$ 2,159